Earnings before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Schedule Of Income Taxes [Line Items]
U.S.					$ (3)	$ (33)	$ 287
Foreign					153	165	57
Earnings before income taxes	$ (56)	$ (62)	$ (154)	$ (195)	$ 150	$ 132	$ 344